OTHER PAYABLES AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Other payables and accrued expenses	$ 269,162	$ 376,660